UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810
Exact name of registrant as specified in charter:	Delaware Investments Colorado Municipal Income Fund, Inc.
Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106
Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2020

Item 1. Reports to Stockholders

Semiannual report
Closed-end funds
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
September 30, 2020
Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by logging into your Investor Center account at computershare.com/investor and going to “Communication Preferences” or by calling Computershare and speaking to a representative.
You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 866 437-0252. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisors: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A. For more information, including press releases, please visit delawarefunds.com/closed-end.
Unless otherwise noted, views expressed herein are current as of September 30, 2020, and subject to change for events occurring after such a date.
The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.
Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
The Funds are governed by US laws and regulations.
All third-party marks cited are the property of their respective owners.
©2020 Macquarie Management Holdings, Inc.

Fund basics
Delaware Investments®
Colorado Municipal Income Fund, Inc.
As of September 30, 2020 (Unaudited)
Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state income tax, consistent with the preservation of capital.
Total Fund net assets
$73 million
Number of holdings
123
Fund start date
July 29, 1993
NYSE American symbol
VCF
CUSIP number
246101109
Delaware Investments®
Minnesota Municipal Income Fund II, Inc.
As of September 30, 2020 (Unaudited)
Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.
Total Fund net assets
$170 million
Number of holdings
208
Fund start date
February 26, 1993
NYSE American symbol
VMM
CUSIP number
24610V103
Delaware Investments®
National Municipal Income Fund, Inc.
As of September 30, 2020 (Unaudited)
Fund objective
The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.
Total Fund net assets
$65 million
Number of holdings
175
Fund start date
February 26, 1993
NYSE American symbol
VFL
CUSIP number
24610T108

Security type / sector / state allocations
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials.
Delaware Investments®
Colorado Municipal Income Fund,Inc.
Security type / sector	Percentage of net assets
Municipal Bonds*	136.11%
Corporate Revenue Bonds	6.73%
Education Revenue Bonds	17.59%
Electric Revenue Bonds	3.82%
Healthcare Revenue Bonds	36.12%
Lease Revenue Bonds	4.08%
Local General Obligation Bonds	14.81%
Pre-Refunded/Escrowed to Maturity Bonds	15.14%
Special Tax Revenue Bonds	23.02%
State General Obligation Bonds	1.85%
Transportation Revenue Bonds	9.96%
Water & Sewer Revenue Bonds	2.99%
Short-Term Investments	3.13%
Total Value of Securities	139.24%
Liabilities Net of Receivables and Other Assets	(39.24%)
Total Net Assets	100.00%
*As of the date of this report, Delaware Investments® Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Colorado	125.76%
Guam	1.98%
Puerto Rico	11.50%
Total Value of Securities	97.97%
Delaware Investments®
Minnesota Municipal Income Fund II,Inc.
Security type / sector	Percentage of net assets
Municipal Bonds*	140.75%
Corporate Revenue Bonds	1.84%
Education Revenue Bonds	22.40%
Electric Revenue Bonds	15.36%
Healthcare Revenue Bonds	38.09%
Housing Revenue Bonds	1.67%
Lease Revenue Bonds	8.96%
Local General Obligation Bonds	15.71%
Pre-Refunded/Escrowed to Maturity Bonds	15.71%
Special Tax Revenue Bonds	3.22%
State General Obligation Bonds	6.92%
Transportation Revenue Bonds	7.66%
Water & Sewer Revenue Bonds	3.21%
Short-Term Investments	1.47%
Total Value of Securities	142.22%
Liabilities Net of Receivables and Other Assets	(42.22%)
Total Net Assets	100.00%
*As of the date of this report, Delaware Investments® Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Guam	0.66%
Minnesota	137.58%
Puerto Rico	3.98%
Total Value of Securities	98.07%

Delaware Investments®
National Municipal Income Fund
Security type / sector	Percentage of net assets
Municipal Bonds*	141.57%
Corporate Revenue Bonds	16.28%
Education Revenue Bonds	19.45%
Electric Revenue Bonds	4.72%
Healthcare Revenue Bonds	33.26%
Lease Revenue Bonds	7.77%
Local General Obligation Bonds	1.84%
Pre-Refunded/Escrowed to Maturity Bonds	7.21%
Special Tax Revenue Bonds	13.97%
State General Obligation Bonds	12.21%
Transportation Revenue Bonds	22.78%
Water & Sewer Revenue Bonds	2.08%
Short-Term Investments	1.85%
Total Value of Securities	143.42%
Liabilities Net of Receivables and Other Assets	(43.42%)
Total Net Assets	100.00%
*As of the date of this report, Delaware Investments® National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	0.79%
Arizona	7.16%
California	18.96%
Colorado	3.93%
District of Columbia	1.82%
State / territory	Percentage of net assets
Florida	6.44%
Georgia	2.73%
Guam	0.85%
Idaho	2.54%
Illinois	14.89%
Indiana	0.92%
Kansas	0.31%
Louisiana	3.89%
Maine	0.47%
Maryland	1.27%
Massachusetts	0.85%
Michigan	1.76%
Mississippi	1.85%
Missouri	2.66%
Montana	1.09%
Nebraska	0.47%
New Jersey	9.01%
New York	15.45%
Ohio	4.96%
Oregon	0.86%
Pennsylvania	15.26%
Puerto Rico	8.12%
Texas	8.06%
Utah	1.14%
Virginia	1.22%
Washington	0.47%
Wisconsin	2.83%
Wyoming	0.39%
Total Value of Securities	97.21%

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 136.11%
Corporate Revenue Bonds — 6.73%
Denver City & County
(United Airlines Project) 5.00% 10/1/32(AMT)	215,000	$216,212
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	2,250,000	3,564,405
Public Authority for Colorado Energy Revenue
6.25% 11/15/28	865,000	1,107,702
		4,888,319
Education Revenue Bonds — 17.59%
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	923,888
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	511,190
5.125% 11/1/49	765,000	815,750
144A 5.25% 7/1/46 #	500,000	510,900
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	909,180
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45#	700,000	712,040
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	549,915
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,115,330
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	537,950
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	$957,357
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,077,360
(Littleton Charter School Project) 4.375% 1/15/36(AGC)	1,200,000	1,201,392
(Loveland Classical Schools) 144A 5.00% 7/1/36#	625,000	639,994
(Science Technology Engineering and Math (Stem) School Project) 5.00% 11/1/54	700,000	742,014
(Skyview Charter School) 144A 5.50% 7/1/49#	750,000	768,525
(Vail Mountain School Project) 4.00% 5/1/46	25,000	24,356
(Windsor Charter Academy Project) 144A 5.00% 9/1/46#	500,000	500,685
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	290,369
		12,788,195
Electric Revenue Bonds — 3.82%
City of Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	618,915
City of Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,060,000	1,308,337

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	$53,437
Series AAA 5.25% 7/1/25 ‡	40,000	28,500
Series CCC 5.25% 7/1/27 ‡	335,000	238,687
Series WW 5.00% 7/1/28 ‡	325,000	231,562
Series XX 4.75% 7/1/26 ‡	45,000	31,838
Series XX 5.25% 7/1/40 ‡	125,000	89,062
Series XX 5.75% 7/1/36 ‡	155,000	111,600
Series ZZ 4.75% 7/1/27 ‡	35,000	24,763
Series ZZ 5.25% 7/1/24 ‡	55,000	39,188
		2,775,889
Healthcare Revenue Bonds — 36.12%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	1,000,000	1,143,110
(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,194,610
(Bethesda Project) Series A1 5.00% 9/15/48	750,000	804,345
(Boulder Community Health Project)
4.00% 10/1/38	250,000	285,530
4.00% 10/1/39	250,000	284,328
4.00% 10/1/40	280,000	317,156
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54#	515,000	502,604
(Christian Living Community Project) 6.375% 1/1/41	615,000	632,927
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	550,000	620,252
Series A-2 4.00% 8/1/49	1,500,000	1,641,645
Series A-2 5.00% 8/1/38	1,500,000	1,829,175
Series A-2 5.00% 8/1/39	1,500,000	1,823,700
Series A-2 5.00% 8/1/44	1,500,000	1,795,515
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities Inc.)
5.00% 12/1/35	1,000,000	$1,117,320
Series A 5.75% 12/1/36	1,000,000	1,105,310
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	340,000	357,173
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	531,270
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,589,160
(National Jewish Health Project) 5.00% 1/1/27	500,000	521,050
(Sanford Health) Series A 5.00% 11/1/44	1,500,000	1,825,050
(SCL Health System)
Series A 4.00% 1/1/37	575,000	669,714
Series A 4.00% 1/1/38	1,950,000	2,263,228
Series A 4.00% 1/1/39	465,000	537,907
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50#	505,000	507,374
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,449,038
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	369,742
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	539,785
		26,258,018

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 4.08%
Denver Health & Hospital Authority
(550 ACOMA, Inc.) 4.00% 12/1/38	500,000	$538,960
Pueblo County Certificates of Participation
(County Judicial Complex Project) 5.00% 9/15/42(AGM)	1,250,000	1,346,425
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	414,538
5.00% 6/15/36	545,000	662,459
		2,962,382
Local General Obligation Bonds — 14.81%
Adams & Weld Counties School District No 27J Brighton
4.00% 12/1/30	700,000	800,016
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	847,905
Beacon Point Metropolitan District
5.00% 12/1/30(AGM)	600,000	716,490
Boulder Valley School District No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	580,845
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	650,000	655,129
Eaton Area Park & Recreation District
5.25% 12/1/34	190,000	195,063
5.50% 12/1/38	245,000	252,583
Grand River Hospital District
5.25% 12/1/37(AGM)	675,000	796,129
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	$905,977
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	500,000	516,550
Weld County School District No. RE-1
5.00% 12/15/30(AGM)	500,000	622,325
Weld County School District No. RE-2 Eaton
Series 2 5.00% 12/1/44	1,250,000	1,592,625
Weld County School District No. RE-3J
5.00% 12/15/34(BAM)	1,000,000	1,231,770
Weld County School District No. RE-8
5.00% 12/1/31	510,000	634,501
5.00% 12/1/32	340,000	420,934
		10,768,842
Pre-Refunded/Escrowed to Maturity Bonds — 15.14%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.00% 2/1/41-21§	2,400,000	2,438,112
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,408,612
5.50% 6/1/33-23 §	2,000,000	2,280,320
5.625% 6/1/43-23 §	1,000,000	1,143,480
Colorado School of Mines
Series B 5.00% 12/1/42-22§	1,115,000	1,228,708
Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/38-20§	2,500,000	2,509,900
		11,009,132

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 23.02%
Central Platte Valley Metropolitan District
5.00% 12/1/43	375,000	$389,378
Commerce City
5.00% 8/1/44(AGM)	1,000,000	1,144,050
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	655,000	671,571
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	445,414
Series A 5.25% 1/1/36	565,000	581,317
Lincoln Park Metropolitan District
5.00% 12/1/46(AGM)	500,000	600,135
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41#	500,000	511,735
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,036,270
Series A-1 4.75% 7/1/53	2,290,000	2,387,348
Series A-1 5.00% 7/1/58	1,110,000	1,176,145
Series A-2 4.784% 7/1/58	1,500,000	1,568,025
Regional Transportation District Revenue
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,179,306
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	406,837
Series A 5.00% 11/1/31	755,000	923,312
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	513,375
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	$214,288
Series A1 5.00% 12/1/47	300,000	316,407
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	525,000	541,842
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	295,000	301,148
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	310,760
Series B 5.00% 12/1/36	440,000	515,588
		16,734,251
State General Obligation Bonds — 1.85%
Commonwealth of Puerto Rico
(General Obligation Bonds)
Series A 5.00% 7/1/41 ‡	305,000	192,913
Series A 5.375% 7/1/33 ‡	305,000	216,169
Series A 8.00% 7/1/35 ‡	535,000	341,062
Series B 5.75% 7/1/38 ‡	440,000	310,200
Series C 6.00% 7/1/39 ‡	400,000	283,000
		1,343,344
Transportation Revenue Bonds — 9.96%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44(AMT)	1,110,000	1,187,001
C-470 Express Lanes 5.00% 12/31/56	1,000,000	1,076,210
Denver City & County Airport System Revenue
Series A 5.00% 12/1/29 (AMT)	270,000	338,161
Series A 5.00% 11/15/30 (AMT)	750,000	917,580
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,173,770
Series B 5.00% 11/15/37	2,000,000	2,138,760

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
E-470 Public Highway Authority
Series A 5.00% 9/1/34	310,000	$411,085
		7,242,567
Water & Sewer Revenue Bonds — 2.99%
Arapahoe County Water & Wastewater Authority Revenue
Series A 4.00% 12/1/39	1,250,000	1,500,025
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	245,000	255,640
Guam Government Waterworks Authority Revenue
5.00% 7/1/40	360,000	416,211
		2,171,876
Total Municipal Bonds (cost $93,325,756)		98,942,815
	Principal amount
Short-Term Investments — 3.13%
Variable Rate Demand Notes — 3.13%¤
Colorado Educational & Cultural Facilities Authority Revenue
Series F-2 0.13% 7/1/41	500,000	500,000
Denver City & County
Series A1 0.13% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	275,000	275,000
Series A3 0.13% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	1,500,000	1,500,000
Total Short-Term Investments (cost $2,275,000)		2,275,000
Total Value of Securities—139.24% (cost $95,600,756)		$101,217,815
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $5,165,047, which represents 7.11% of the Fund net assets. See Note 0 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 140.75%
Corporate Revenue Bonds — 1.84%
Minneapolis Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	1,000,000	$1,009,650
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37(AMT)#	2,100,000	2,117,535
		3,127,185
Education Revenue Bonds — 22.40%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,139,270
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,013,958
Series A 5.00% 3/1/39	170,000	172,547
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	292,380
Series A 5.00% 7/1/45	445,000	466,316
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	644,752
Series A 5.25% 7/1/40	500,000	543,640
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Duluth Housing & Redevelopment Authority
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	$1,302,048
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	1,012,164
Series A 5.75% 8/1/44	705,000	748,682
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	270,983
Series A 5.00% 7/1/44	775,000	812,952
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	787,335
Series A 5.00% 7/1/47	900,000	934,038
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	207,179
5.50% 8/1/49	990,000	1,005,612
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,250,000	1,329,737
(Carleton College)
4.00% 3/1/36	485,000	556,591
5.00% 3/1/44	905,000	1,079,973
(College of St. Benedict) 4.00% 3/1/36	410,000	428,138
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	2,914,470
(Macalester College)
4.00% 3/1/42	900,000	1,007,586
4.00% 3/1/48	600,000	667,266

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	$968,705
Series A 5.00% 10/1/45	785,000	882,835
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	272,278
Series 8-I 5.00% 10/1/34	35,000	40,187
(St. Olaf College) Series 8-N 4.00% 10/1/35	590,000	653,997
(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,116,749
(University of St. Thomas)
4.00% 10/1/32	250,000	289,808
4.00% 10/1/44	645,000	709,674
5.00% 10/1/40	750,000	904,110
Series 7-U 5.00% 4/1/22	750,000	795,285
Series A 4.00% 10/1/37	500,000	553,950
Otsego Charter School
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	236,652
Series A 5.00% 9/1/44	400,000	405,800
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22#	1,250,000	1,278,500
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	255,000
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	$822,467
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	200,000	211,762
Series A 144A 5.50% 7/1/38 #	240,000	260,645
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	776,640
Series A 6.375% 9/1/31	750,000	779,895
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	667,850
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,514,077
Series A 5.00% 9/1/42	2,000,000	2,429,900
Series A 5.00% 4/1/44	1,500,000	1,887,690
		38,052,073
Electric Revenue Bonds — 15.36%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,194,851
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,054,160
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	536,434
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	588,825
5.00% 10/1/26	500,000	587,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	320,000	$375,184
5.00% 10/1/47	1,755,000	2,109,387
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	109,836
Series A 5.00% 1/1/30	340,000	371,596
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	175,000	124,687
Series AAA 5.25% 7/1/25 ‡	100,000	71,250
Series CCC 5.25% 7/1/27 ‡	800,000	570,000
Series WW 5.00% 7/1/28 ‡	770,000	548,625
Series XX 4.75% 7/1/26 ‡	105,000	74,288
Series XX 5.25% 7/1/40 ‡	300,000	213,750
Series XX 5.75% 7/1/36 ‡	375,000	270,000
Series ZZ 4.75% 7/1/27 ‡	85,000	60,138
Series ZZ 5.25% 7/1/24 ‡	140,000	99,750
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	727,742
Series A 5.00% 12/1/47	985,000	1,177,794
Series B 5.00% 12/1/30	1,300,000	1,479,166
Series B 5.00% 12/1/43	1,000,000	1,122,060
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	284,350
Series A 5.00% 1/1/47	1,650,000	1,983,894
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	323,786
Series B 4.00% 10/1/37	800,000	895,648
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,313,590
Series A 5.00% 1/1/26	1,000,000	1,103,810
Series A 5.00% 1/1/49	3,860,000	4,729,619
		26,102,180
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 38.09%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	$644,325
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,166,055
5.00% 9/1/58	1,605,000	1,644,949
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	480,240
Series D 7.00% 1/1/37	720,000	552,348
Series D 7.25% 1/1/52	1,000,000	726,300
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System- St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	480,600
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	564,000
City of Bethel
(The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,799,761
City of Center City, Minnesota Healthcare Facilities Revenue Refunding
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	220,012

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	$1,342,295
Cloquet Housing Facilities Revenue
(HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	491,845
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	381,533
Series A 144A 5.00% 8/1/51 #	755,000	777,174
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	271,628
Series A 5.00% 4/1/40	270,000	258,900
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,810,000	2,092,939
(St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	2,000,000	2,111,920
6.00% 6/15/39	1,000,000	1,055,170
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	483,755
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(St. John's Lutheran Home of Albert Lea) 5.375% 10/1/44	260,000	$242,281
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,067,210
(North Memorial Health Care) 5.00% 9/1/30	865,000	979,690
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,536,105
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	3,176,673
Series A 5.00% 11/15/33	500,000	578,510
Series A 5.00% 11/15/34	500,000	577,480
Series A 5.00% 11/15/49	2,000,000	2,392,760
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	851,785
5.375% 11/1/50	200,000	200,778
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	220,889
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	585,000	723,768

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	$1,310,792
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,860,000	5,008,230
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,013,020
Series A 5.30% 9/1/37	600,000	607,392
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	219,393
5.00% 9/1/34	165,000	181,479
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,758,463
5.00% 5/1/48	3,150,000	3,797,136
Series A 4.00% 5/1/37	1,295,000	1,416,652
Series A 5.00% 5/1/46	4,800,000	5,509,056
Series B 5.00% 5/1/24	1,400,000	1,607,648
(Unrefunded - Centracare Health System Project) 5.125% 5/1/30	95,000	95,291
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	1,002,043
Series A 5.00% 11/15/47	680,000	800,034
(Health Partners Obligation Group Project)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
5.00% 7/1/29	2,000,000	$2,327,420
Series A 5.00% 7/1/32	1,100,000	1,266,001
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,117,164
Series A 4.75% 11/1/31	740,000	740,207
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	489,580
4.00% 8/1/38	250,000	250,505
4.00% 8/1/44	350,000	348,919
5.00% 8/1/54	400,000	417,424
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	475,844
4.75% 7/1/27	785,000	803,706
5.00% 7/1/34	750,000	764,835
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,290,300
		64,712,212
Housing Revenue Bonds — 1.67%
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	1,390,000	1,598,695

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota State Housing Finance Agency
Homeownership (Mortgage-Backed Securities Program) 4.40% 7/1/32(GNMA) (FNMA)	645,000	$657,816
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	578,267
		2,834,778
Lease Revenue Bonds — 8.96%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	869,942
Series A 5.00% 6/1/38	5,500,000	6,092,515
Series A 5.00% 6/1/43	1,750,000	1,929,742
Minnesota State Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/36	1,000,000	1,143,650
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,043,911
5.00% 8/1/36	4,000,000	4,150,000
		15,229,760
Local General Obligation Bonds — 15.71%
Brainerd Independent School District No. 181
(General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,717,380
Series A 4.00% 2/1/43	1,500,000	1,698,150
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	$1,337,071
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	600,000	691,038
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	545,000	659,085
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,797,420
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,480,503
Series A 5.00% 12/1/37	1,240,000	1,559,845
Series A 5.00% 12/1/41	1,060,000	1,308,040
Hopkins Independent School District No. 270
Series A 5.00% 2/1/28	1,000,000	1,015,340
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	616,378
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	190,000	227,282
Series A 4.00% 2/1/37	250,000	297,900
Series A 4.00% 2/1/38	260,000	308,823
Series B 4.00% 2/1/36	400,000	478,488
Series B 4.00% 2/1/37	530,000	631,548
Series B 4.00% 2/1/38	550,000	653,279
Mounds View Independent School District No. 621
(School Building) Series A 4.00% 2/1/43	2,000,000	2,264,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,300,000	$1,597,193
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/26	1,000,000	1,108,340
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,777,740
Willmar
(Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,459,910
		26,684,953
Pre-Refunded/Escrowed to Maturity Bonds — 15.71%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21(GNMA) (AMT)	7,055,000	7,548,709
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	570,040
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22§	700,000	766,647
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22-21 §	5,500,000	5,765,705
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State
Series B 5.00% 10/1/29-21 §	3,315,000	$3,475,148
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	487,659
Series A 5.00% 11/15/30-25 §	290,000	358,028
University of Minnesota
Series D 5.00% 12/1/36-21§	2,655,000	2,803,069
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/33-24 §	1,000,000	1,155,630
Series A 5.00% 1/1/40-24 §	750,000	866,723
Series A 5.00% 1/1/46-24 §	2,500,000	2,889,075
		26,686,433
Special Tax Revenue Bonds — 3.22%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36(Guam)	150,000	154,332
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	180,606
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,295,337
Series A-1 4.75% 7/1/53	1,000,000	1,042,510
Series A-1 5.00% 7/1/58	1,600,000	1,695,344
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,095,586
		5,463,715
State General Obligation Bonds — 6.92%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38‡	985,000	694,425

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/29	700,000	$851,445
Series A 5.00% 8/1/40	2,500,000	3,308,800
Series E 5.00% 10/1/26	1,480,000	1,881,021
(Various Purposes)
Series A 5.00% 8/1/38	500,000	634,065
Series F 5.00% 10/1/22	4,000,000	4,386,720
		11,756,476
Transportation Revenue Bonds — 7.66%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/31	410,000	497,469
Series A 5.00% 1/1/32	1,255,000	1,515,889
Series A 5.00% 1/1/49	2,000,000	2,400,480
Series B 5.00% 1/1/26	540,000	567,994
Series B 5.00% 1/1/26 (AMT)	500,000	561,160
Series B 5.00% 1/1/27	1,190,000	1,251,237
Series B 5.00% 1/1/30	500,000	524,700
Series B 5.00% 1/1/31	250,000	262,128
Series C 5.00% 1/1/33	2,000,000	2,403,980
Series C 5.00% 1/1/36	1,000,000	1,191,390
Series C 5.00% 1/1/46	1,245,000	1,452,454
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	380,593
		13,009,474
Water & Sewer Revenue Bonds — 3.21%
Guam Government Waterworks Authority
5.00% 7/1/40(Guam)	840,000	971,157
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,221,589
Series C 4.00% 3/1/31	1,355,000	1,606,746
Series C 4.00% 3/1/32	1,405,000	1,655,975
		5,455,467
Total Municipal Bonds (cost $228,651,191)		239,114,706
	Principal amount	Value (US $)
Short-Term Investments — 1.47%
Variable Rate Demand Notes — 1.47%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 0.12% 8/15/37 (AGM) (SPA – US Bank N.A.)	2,000,000	$2,000,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
Series B-2 0.13% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	500,000	500,000
Total Short-Term Investments (cost $2,500,000)		2,500,000
Total Value of Securities—142.22% (cost $231,151,191)		$241,614,706
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $5,027,149, which represents 2.96% of the Fund net assets. See Note 0 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Investments® National Municipal Income Fund
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 141.57%
Corporate Revenue Bonds — 16.28%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50#	725,000	$731,271
Buckeye Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	1,000,000	972,410
Series A-2 4.00% 6/1/48	1,000,000	1,093,860
Central Plains Energy Project Revenue, Nebraska
(Project No. 3) Series A 5.00% 9/1/36	225,000	304,124
Commonwealth Financing Authority Revenue, Pennsylvania
(Tobacco Master Settlement Payment) 4.00% 6/1/39(AGM)	1,015,000	1,152,370
Florida Development Finance Surface Transportation Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49(AMT)#, •	475,000	411,640
Golden State Tobacco Securitization, California
Series A-1 5.00% 6/1/47	250,000	257,763
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority
(Westlake Chemical) Series A-1 6.50% 11/1/35	255,000	$255,867
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	395,577
Series C 7.00% 11/1/34	1,000,000	1,547,820
New York Liberty Development Revenue
(Bank of America Tower at One Bryant Park Project) 2.80% 9/15/69	240,000	232,207
New York Transportation Development
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36(AMT)	750,000	746,033
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43(AMT)	310,000	327,317
Suffolk County, New York Tobacco Asset Securitization
Series B 5.00% 6/1/32	750,000	775,125
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	500,296
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	151,353

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, New Jersey
Subordinate Series B 5.00% 6/1/46	335,000	$378,841
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	67,544
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44(AMT)	240,000	270,110
		10,571,528
Education Revenue Bonds — 19.45%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47#	330,000	383,483
Board of Regents of the University of Texas System
Series B 5.00% 8/15/49	1,000,000	1,588,230
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	562,390
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,614,820
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,008,640
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	$525,515
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	435,611
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	574,970
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	548,805
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	280,275
New York City, New York Trust For Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	504,515
Philadelphia, Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	413,541

Schedules of investments
Delaware Investments® National Municipal Income Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	$1,035,270
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	500,000	506,415
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University) Series A 5.00% 10/1/32	135,000	138,421
Swarthmore Borough Authority, Pennsylvania
(Swarthmore College Project) 5.00% 9/15/32	490,000	556,797
University of California
Series AI 5.00% 5/15/32	1,000,000	1,118,440
Series AZ 5.25% 5/15/58	465,000	577,981
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	253,690
		12,627,809
Electric Revenue Bonds — 4.72%
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33	355,000	401,714
Long Island Power Authority, New York Electric System Revenue
5.00% 9/1/47	305,000	367,403
Series A 5.00% 9/1/44	250,000	286,110
Series B 5.00% 9/1/46	130,000	155,015
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project)
Series A 5.00% 1/1/56	400,000	$477,156
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	569,460
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	49,875
Series AAA 5.25% 7/1/25 ‡	40,000	28,500
Series CCC 5.25% 7/1/27 ‡	315,000	224,437
Series WW 5.00% 7/1/28 ‡	305,000	217,312
Series XX 4.75% 7/1/26 ‡	40,000	28,300
Series XX 5.25% 7/1/40 ‡	120,000	85,500
Series XX 5.75% 7/1/36 ‡	150,000	108,000
Series ZZ 4.75% 7/1/27 ‡	35,000	24,763
Series ZZ 5.25% 7/1/24 ‡	55,000	39,188
		3,062,733
Healthcare Revenue Bonds — 33.26%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	514,675
Allegheny County Hospital, Pennsylvania Development Authority
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	331,284
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	190,000	162,752

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
Series B 5.00% 1/1/49	70,000	$57,264
Series B 5.125% 1/1/54	85,000	69,646
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	800,000	904,768
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	1,000,000	1,064,200
Brookhaven Development Authority Revenue, Georgia
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	34,162
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	400,000	614,952
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56#	760,000	822,882
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	258,750
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,000,000	1,094,430
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	$350,638
(Sanford Health) Series A 5.00% 11/1/44	500,000	608,350
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,155,830
Escambia County Health Facilities Authority Revenue
(Healthcare Facilities - Baptist) Series A 4.00% 8/15/50	540,000	588,465
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 5.00% 3/1/33	1,250,000	1,550,887
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	708,540
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	300,000	306,867
Maryland Health & Higher Educational Facilities Authority
(University of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	279,233

Schedules of investments
Delaware Investments® National Municipal Income Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/47	200,000	$233,064
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,141,250
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University) 4.00% 9/1/49	750,000	800,963
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	778,140
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51	135,000	127,317
Series B 4.75% 7/1/51	160,000	121,227
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	308,733
(Valley Health System Obligated) 4.00% 7/1/44	475,000	537,567
New York State Dormitory Authority
Series A 4.00% 7/1/53	305,000	339,941
(Orange Regional Medical Center) 144A 5.00% 12/1/35#	500,000	577,700
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, Florida Health Facilities Authority Revenue
(Mayflower Retirement Center)
5.00% 6/1/32	400,000	$404,436
5.00% 6/1/36	250,000	252,312
5.125% 6/1/42	750,000	756,465
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	561,340
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	20,000	21,904
Series A 7.50% 6/1/49	105,000	114,968
Palomar Health, California
5.00% 11/1/39	130,000	147,230
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	260,513
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	304,863
Westminster, Maryland
(Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	541,865

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
(Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	$985,650
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	796,291
		21,592,314
Lease Revenue Bonds — 7.77%
California State Public Works Board Lease Revenue
(Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,061,990
Idaho State Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	90,000	98,995
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion)
4.00% 6/15/50	1,375,000	1,396,560
5.00% 6/15/50	290,000	322,106
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,126,220
(Transit Transportation Project) Series A 4.00% 11/1/44	500,000	517,660
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31(AMT)#	500,000	$516,955
		5,040,486
Local General Obligation Bonds — 1.84%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	222,195
5.00% 4/1/46	210,000	226,330
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	236,887
Series C 5.00% 1/1/38	500,000	511,005
		1,196,417
Pre-Refunded/Escrowed to Maturity Bonds — 7.21%
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33-23§	645,000	736,635
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	105,000	109,099
Metropolitan Transportation Authority Revenue, New York
Series A 5.00% 11/15/41-21§	190,000	200,368
(Unrefunded) Series A 5.00% 11/15/41-21§	310,000	326,917
Monroe County, New York Industrial Development Revenue
(Nazareth College Rochester Project) 5.50% 10/1/41-21§	495,000	521,022

Schedules of investments
Delaware Investments® National Municipal Income Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center) Series A 5.00% 1/1/41-22§	500,000	$528,905
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing-Tarleton St.) Series A 5.00% 4/1/34-24§	1,000,000	1,139,360
New York State Dormitory Authority
Series A 5.00% 3/15/33-23§	1,000,000	1,118,960
		4,681,266
Special Tax Revenue Bonds — 13.97%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.375% 5/1/42#	175,000	183,566
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	551,977
Kansas City, Missouri Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40#	135,000	139,590
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	273,604
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	520,000	$526,750
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	204,888
5.00% 6/15/29	800,000	817,536
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	220,392
Port Authority of Allegheny County, Pennsylvania Special Revenue Transportation Refunding
5.75% 3/1/29	900,000	919,854
Public Finance Authority, Wisconsin Airport Facilities Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50#	380,000	330,007
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	3,475,000	3,622,722
Regional Transportation District, Colorado Tax Revenue
(Denver Transit Partners) 6.00% 1/15/41	500,000	500,990
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	575,810

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	$199,819
		9,067,505
State General Obligation Bonds — 12.21%
California State
5.25% 11/1/40	320,000	321,328
(Various Purposes)
5.00% 4/1/32	270,000	376,888
5.00% 10/1/41	440,000	459,624
5.00% 11/1/47	1,000,000	1,226,950
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35‡	1,325,000	844,687
District of Columbia
Series A 5.00% 6/1/37	500,000	623,310
Illinois State
5.00% 1/1/28	285,000	307,156
5.00% 5/1/36	90,000	92,230
5.00% 11/1/36	1,170,000	1,215,103
5.00% 2/1/39	160,000	163,091
5.50% 5/1/39	500,000	547,925
Series A 5.00% 4/1/38	170,000	173,458
Series A 5.125% 12/1/29	310,000	339,063
(Rebuild Illinois Program) Series B 4.00% 11/1/39	1,300,000	1,234,077
		7,924,890
Transportation Revenue Bonds — 22.78%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	496,504
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,130,880
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Mobile Home Park Revenue
(LINXS APM Project) Series A 5.00% 12/31/47(AMT)	615,000	$698,997
Chicago, Illinois O'Hare International Airport Revenue
(General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,091,210
Harris County, Texas Toll Road Authority Revenue
(Senior Lien) Series A 4.00% 8/15/48	500,000	565,770
Metropolitan Transportation Authority Revenue, New York
(Green Bond) Series C-1 5.25% 11/15/55	750,000	808,912
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	510,000	559,251
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,114,360
Series B 5.00% 1/1/40	250,000	300,110
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45(AMT)	1,000,000	1,110,630

Schedules of investments
Delaware Investments® National Municipal Income Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Liberty Development Revenue
(1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	$521,490
New York Transportation Development
(La Guardia Airport) Series A 5.25% 1/1/50(AMT)	700,000	752,507
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	558,435
Series A-1 5.00% 12/1/47	210,000	249,871
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	500,000	506,940
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	741,206
South Jersey Port Corporation
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48(AMT)	195,000	209,910
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	93,060
Series B 5.00% 1/1/42 (AMT)	85,000	92,288
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International) 5.00% 7/1/32(AMT)	1,000,000	1,058,710
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/40	110,000	$118,038
5.00% 12/31/45	110,000	117,808
5.00% 12/31/50	160,000	170,830
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58	500,000	574,320
(NTE Mobility Partners)
6.75% 6/30/43	225,000	255,512
7.00% 12/31/38 (AMT)	165,000	188,791
Triborough Bridge & Tunnel Authority Revenue, New York
(MTA Bridges And Tunnels) Series A 5.00% 11/15/49	350,000	441,333
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56(AMT)	235,000	263,341
		14,791,014
Water & Sewer Revenue Bonds — 2.08%
New York City, New York Water & Sewer System Revenue
Series GG-1 4.00% 6/15/50	500,000	577,900
(Unrefunded Balance) 5.00% 6/15/47	185,000	205,844

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45	500,000	$564,885
		1,348,629
Total Municipal Bonds (cost $87,794,451)		91,904,591
	Principal amount
Short-Term Investments — 1.85%
Variable Rate Demand Notes — 1.85%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Project)
Series G 0.10% 11/1/35	1,100,000	1,100,000
Series H 0.10% 11/1/35	100,000	100,000
Total Short-Term Investments (cost $1,200,000)		1,200,000
Total Value of Securities—143.42% (cost $88,994,451)		$93,104,591
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $4,097,094, which represents 6.31% of the Fund net assets. See Note 0 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
September 30, 2020 (Unaudited)
	Delaware Investments® Colorado Municipal Income Fund, Inc.	Delaware Investments® Minnesota Municipal Income Fund II, Inc.	Delaware Investments® National Municipal Income Fund
Assets:
Investments, at value*	$101,217,815	$241,614,706	$93,104,591
Cash	103,514	136,594	461,627
Interest receivable	1,253,284	3,055,237	1,219,187
Offering cost for preferred shareholders	190,528	190,528	190,528
Other assets	—	1,989	—
Total Assets	102,765,141	244,999,054	94,975,933
Liabilities:
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Investment management fees payable to affiliates	33,809	80,572	31,315
Other accrued expenses	18,396	—	6,892
Audit and tax fees payable	17,470	20,970	17,470
Legal fees payable to affiliates	900	2,100	807
Accounting and administration expenses payable to affiliates	617	1,017	596
Reports and statements to shareholders expenses payable to non-affiliates	142	331	127
Trustees' fees and expenses payable to affiliates	—	572	220
Total Liabilities	30,071,334	75,105,562	30,057,427
Total Net Assets Applicable to Common Shares	$72,693,807	$169,893,492	$64,918,506

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)•,φ*, **	66,918,121	157,931,075	60,209,588
Total distributable earnings (loss)	5,775,686	11,962,417	4,708,918
Total Net Assets Applicable to Common Shareholders	72,693,807	169,893,492	64,918,506
Net Asset Value per Common Share	15.03	14.77	14.34

*Investments, at cost	$95,600,756	$231,151,191	$88,994,451
• Closed end shares outstanding	4,837,100	11,504,975	4,528,443
φCommon shares authorized	200 million	200 million	unlimited
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
Six months ended September 30, 2020 (Unaudited)
	Delaware Investments® Colorado Municipal Income Fund, Inc.	Delaware Investments® Minnesota Municipal Income Fund II, Inc.	Delaware Investments® National Municipal Income Fund
Investment Income:
Interest	$1,891,346	$4,190,537	$1,872,488

Expenses:
Management fees	202,798	484,885	187,556
Investment interest expense	183,017	457,541	183,016
Accounting and administration expenses	28,052	39,951	27,409
Dividend disbursing and transfer agent fees and expenses	22,263	40,418	23,009
Audit and tax fees	20,970	20,970	20,970
Legal fees	19,155	38,640	18,190
Rating agency fees	14,749	15,040	17,379
Reports and statements to shareholders expenses	10,135	15,357	9,954
Offering costs	2,900	2,610	2,938
Stock exchange fees	2,352	5,483	2,165
Trustees' fees and expenses	2,124	4,994	1,899
Custodian fees	431	805	433
Registration fees	378	288	198
Other	10,489	18,670	14,180
	519,813	1,145,652	509,296
Total operating expenses	519,813	1,145,652	509,296
Net Investment Income	1,371,533	3,044,885	1,363,192
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(9,800)	4	(163,107)
Net change in unrealized appreciation (depreciation) of investments	3,257,462	4,618,145	2,788,513
Net Realized and Unrealized Gain	3,247,662	4,618,149	2,625,406
Net Increase in Net Assets Resulting from Operations	$4,619,195	$7,663,034	$3,988,598
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
	Delaware Investments® Colorado Municipal Income Fund, Inc.		Delaware Investments® Minnesota Municipal Income Fund II, Inc.		Delaware Investments® National Municipal Income Fund
	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,371,533	$2,605,765	$3,044,885	$5,318,624	$1,363,192	$2,465,717
Net realized gain (loss)	(9,800)	945,232	4	376,557	(163,107)	948,488
Net change in unrealized appreciation (depreciation)	3,257,462	(2,879,898)	4,618,145	(2,105,990)	2,788,513	(3,576,788)
Net increase (decrease) in net assets resulting from operations	4,619,195	671,099	7,663,034	3,589,191	3,988,598	(162,583)

Distributions to Shareholders
Distributable earnings	(1,209,275)	(3,438,465)	(2,358,520)	(5,540,135)	(1,154,753)	(3,151,586)
Total Distributions to Shareholders	(1,209,275)	(3,438,465)	(2,358,520)	(5,540,135)	(1,154,753)	(3,151,586)
Net Increase (Decrease) in Net Assets	3,409,920	(2,767,366)	5,304,514	(1,950,944)	2,833,845	(3,314,169)

Net Assets:
Beginning of period	69,283,887	72,051,253	164,588,978	166,539,922	62,084,661	65,398,830
End of period	$72,693,807	$69,283,887	$169,893,492	$164,588,978	$64,918,506	$62,084,661
See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
Six months ended September 30, 2020 (Unaudited)
	Delaware Investments® Colorado Municipal Income Fund, Inc.	Delaware Investments® Minnesota Municipal Income Fund II, Inc.	Delaware Investments® National Municipal Income Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$ 4,619,195	$ 7,663,034	$ 3,988,598
Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	285,466	1,156,654	216,671
Purchase of investment securities	(6,732,142)	(3,412,250)	(5,494,127)
Proceeds from disposition of investment securities	7,421,354	3,165,000	4,381,623
Purchase of short-term investment securities, net	(2,175,000)	(2,300,000)	200,000
Net realized gain (loss) on investments	9,800	(4)	163,107
Net change in net unrealized appreciation (depreciation)	(3,257,462)	(4,618,146)	(2,788,513)
Increase (decrease) in interest receivable	37,649	12,588	(61,707)
Decrease in other accrued expenses receivable	14,310	12,321	14,310
Decrease in offering costs for preferred shareholders	3,340	3,340	3,340
Decrease in payable for securities purchased	(100,180)	—	(1,250,918)
Decrease in investment management fees payable	(185)	(1,173)	(433)
Decrease in Trustees' fees and expenses payable	(509)	(612)	(251)
Increase in audit fees payable	13,970	17,470	13,970
Decrease in other affiliates payable	(424)	(973)	(424)
Decrease in other accrued expenses	(25,592)	(31,361)	(21,779)
Total adjustments	(4,505,605)	(5,997,146)	(4,625,131)
Net cash provided by operating activities	113,590	1,665,888	(636,533)

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,209,275)	(2,358,520)	(1,154,753)
Net cash used for financing activities	(1,209,275)	(2,358,520)	(1,154,753)

Net increase (decrease) in cash	(1,095,685)	(692,632)	(1,791,286)
Cash at beginning of year	1,199,199	829,226	2,252,913
Cash at end of year	$103,514	$136,594	$461,627

Cash paid for interest expense for leverage	$183,017	$457,541	$183,016
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® Colorado Municipal Income Fund, Inc.
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 09/30/20	Year ended
		03/31/20	03/31/19	03/31/18	03/31/17	03/31/16
Net asset value, beginning of period	$14.32	$14.90	$14.90	$14.93	$15.66	$15.55

Income (loss) from investment operations
Net investment income[1]	0.29	0.54	0.58	0.63	0.67	0.71
Net realized and unrealized gain (loss)	0.71	(0.40)	0.04	0.03	(0.68)	0.12
Total from investment operations	1.00	0.14	0.62	0.66	(0.01)	0.83

Less dividends and distributions from:
Net investment income	(0.29)	(0.57)	(0.62)	(0.69)	(0.72)	(0.72)
Net realized gain	—	(0.15)	—	—	—	—
Total dividends and distributions	(0.29)	(0.72)	(0.62)	(0.69)	(0.72)	(0.72)

Net asset value, end of period	$15.03	$14.32	$14.90	$14.90	$14.93	$15.66
Market value, end of period	$13.90	$13.27	$14.17	$14.39	$14.70	$15.07

Total return based on:[2]
Net asset value	6.89%	0.58%	4.50%	4.44%	(0.07%)	5.85%
Market value	6.67%	(1.99%)	2.90%	2.44%	2.24%	10.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,694	$69,284	$72,051	$72,050	$72,240	$75,771
Ratio of expenses to average net assets applicable to common shareholders[3]	1.46%	2.10%	2.14%	1.82%	1.60%	1.52%
Ratio of net investment income to average net assets applicable to common shareholders[4]	3.85%	3.56%	3.98%	4.14%	4.32%	4.59%
Portfolio turnover	7%	31%	7%	11%	12%	13%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	300,000	30,000	30,000	30,000	30,000	30,000
Net asset coverage per share of preferred shares, end of period[5]	342,313	330,946	340,171	340,167	340,799	352,571
Liquidation value per share of preferred shares[5]	100,000	100,000	100,000	100,000	100,000	100,000
[1]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.079, $0.168, $0.135, $0.110, $0.079, and $0.077 per share for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.
[2]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 0.94%, 0.85%, 0.81%, 0.82%, 0.90%, and 0.85%, respectively.

Delaware Investments® Colorado Municipal Income Fund, Inc.
[4]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.70%, 5.12%, 5.03%, 5.03%, 5.11%, and 5.16% respectively.
[5]	In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 09/30/20	Year ended
		03/31/20	03/31/19	03/31/18	03/31/17	03/31/16
Net asset value, beginning of period	$14.31	$14.48	$14.27	$14.41	$15.05	$14.97

Income (loss) from investment operations
Net investment income[1]	0.27	0.46	0.48	0.51	0.55	0.63
Net realized and unrealized gain (loss)	0.44	(0.15)	0.18	(0.12)	(0.59)	0.08
Total from investment operations	0.71	0.31	0.66	0.39	(0.04)	0.71

Less dividends and distributions from:
Net investment income	(0.25)	(0.45)	(0.45)	(0.53)	(0.60)	(0.63)
Net realized gain	—	(0.03)	—	—	—	—
Total dividends and distributions	(0.25)	(0.48)	(0.45)	(0.53)	(0.60)	(0.63)

Net asset value, end of period	$14.77	$14.31	$14.48	$14.27	$14.41	$15.05
Market value, end of period	$13.00	$12.37	$12.63	$12.63	$14.56	$14.70

Total return based on:[2]
Net asset value	4.89%	2.45%	5.26%	2.82%	(0.27%)	5.30%
Market value	6.80%	1.53%	3.73%	(9.94%)	3.16%	11.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,893	$164,589	$166,540	$164,193	$165,754	$173,119
Ratio of expenses to average net assets applicable to common shareholders[3]	1.37%	1.97%	2.10%	1.78%	1.59%	1.46%
Ratio of net investment income to average net assets applicable to common shareholders[4]	3.64%	3.12%	3.40%	3.48%	3.69%	4.24%
Portfolio turnover	1%	14%	13%	22%	9%	16%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	75,000	75,000	75,000	75,000	75,000	75,000
Net asset coverage per share of preferred shares, end of period[5]	326,525	319,452	322,053	318,924	321,006	330,825
Liquidation value per share of preferred shares[5]	100,000	100,000	100,000	100,000	100,000	100,000
[1]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.079, $0.168, $0.135, $0.110, $0.079, and $0.077 per share for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.
[2]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 0.94%, 0.85%, 0.81%, 0.82%, 0.90%, and 0.85%, respectively.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
[4]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.70%, 5.12%, 5.03%, 5.03%, 5.11%, and 5.16% respectively.
[5]	In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® National Municipal Income Fund
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 09/30/20	Year ended
		03/31/20	03/31/19	03/31/18	03/31/17	03/31/16
Net asset value, beginning of period	$13.71	$14.44	$14.34	$14.31	$15.02	$14.97

Income (loss) from investment operations
Net investment income[1]	0.30	0.54	0.59	0.64	0.66	0.70
Net realized and unrealized gain (loss)	0.63	(0.57)	0.11	(0.01)	(0.69)	0.11
Total from investment operations	0.93	(0.03)	0.70	0.63	(0.03)	0.81

Less dividends and distributions from:
Net investment income	(0.30)	(0.55)	(0.60)	(0.60)	(0.68)	(0.76)
Net realized gain	—	(0.15)	—	—	—	—
Total dividends and distributions	(0.30)	(0.70)	(0.60)	(0.60)	(0.68)	(0.76)

Net asset value, end of period	$14.34	$13.71	$14.44	$14.34	$14.31	$15.02
Market value, end of period	$12.34	$12.24	$12.69	$12.62	$12.94	$13.80

Total return based on:[2]
Net asset value	6.79%	(0.24%)	5.71%	4.84%	0.01%	6.35%
Market value	2.94%	1.35%	5.56%	2.04%	(1.50%)	11.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,919	$62,085	$65,399	$64,924	$64,792	$68,008
Ratio of expenses to average net assets applicable to common shareholders[3]	1.60%	2.27%	2.31%	1.97%	1.73%	1.70%
Ratio of net investment income to average net assets applicable to common shareholders[4]	4.28%	3.69%	4.19%	4.36%	4.45%	4.72%
Portfolio turnover	5%	33%	16%	50%	13%	25%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	30,000	30,000	30,000	30,000	30,000	30,000
Net asset coverage per share of preferred shares, end of period[5]	316,395	306,949	317,996	316,412	315,898	326,693
Liquidation value per share of preferred shares[5]	100,000	100,000	100,000	100,000	100,000	100,000
[1]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.079, $0.168, $0.135, $0.110, $0.079, and $0.077 per share for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.
[2]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 0.94%, 0.85%, 0.81%, 0.82%, 0.90%, and 0.85%, respectively.

Delaware Investments® National Municipal Income Fund
[4]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.70%, 5.12%, 5.03%, 5.03%, 5.11%, and 5.16% respectively.
[5]	In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
September 30, 2020 (Unaudited)
Delaware Investments® Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE American, the successor to the American Stock Exchange, formerly known as NYSE Market.
The investment objective of each of Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services − Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation —  Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Directors or Board of Trustees, as applicable (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.
Federal Income Taxes —  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the “Statements of operations.” During the six months ended September 30, 2020, the Funds did not incur any interest or tax penalties.
Cash and Cash Equivalents —  Cash and cash equivalents include deposits held at financial institutions, which are available for each Fund’s use with no restrictions, with original maturities of 90 days or less
Use of Estimates —  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other  —  Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2020, the Funds were charged for these services as follows:
Fund	Fees
Delaware Investments® Colorado Municipal Income Fund, Inc.	$3,748
Delaware Investments® Minnesota Municipal Income Fund II, Inc.	6,181
Delaware Investments® National Municipal Income Fund	3,617
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Investments Colorado Municipal Income Fund, Inc.	$14,640
Delaware Investments Minnesota Municipal Income Fund II, Inc.	26,761
Delaware Investments National Municipal Income Fund	13,685
Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.
Cross trades for the six months ended September 30, 2020, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.
Pursuant to these procedures, for the six months ended September 30, 2020, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:
	Purchases	Sales	Net realized gain (loss)
Delaware Investments Colorado Municipal Income Fund, Inc.	$2,099,155	$1,020,633	$(69,092)
Delaware Investments Minnesota Municipal Income Fund II, Inc.	2,475,068	3,575,136	—
Delaware Investments National Municipal Income Fund	3,502,353	2,299,153	(86,597)

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
3. Investments
For the six months ended September 30, 2020, each Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:
Fund	Purchases	Sales
Delaware Investments® Colorado Municipal Income Fund, Inc.	$6,732,142	$7,421,354
Delaware Investments® Minnesota Municipal Income Fund II, Inc.	3,412,250	3,165,000
Delaware Investments® National Municipal Income Fund	5,494,127	4,381,623
At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation of investments and derivatives
Delaware Investments Colorado Municipal Income Fund, Inc.	$95,587,682	$6,080,999	$(450,866)	$5,630,133
Delaware Investments Minnesota Municipal Income Fund II, Inc.	231,130,364	12,005,488	(1,521,146)	10,484,342
Delaware Investments National Municipal Income Fund	88,983,800	5,134,678	(1,013,886)	4,120,792
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
Delaware Investments® Colorado Municipal Income Fund, Inc.
Level 2
Securities
Assets:
Municipal Bonds	$98,942,815
Short-Term Investments	2,275,000
Total Value of Securities	$101,217,815
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
Level 2
Securities
Assets:
Municipal Bonds	$239,114,706
Short-Term Investments	2,500,000
Total Value of Securities	$241,614,706
Delaware Investments® National Municipal Income Fund
Level 2
Securities
Assets:
Municipal Bonds	$91,904,591
Short-Term Investments	1,200,000
Total Value of Securities	$93,104,591
During the six months ended September 30, 2020, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
4. Capital Stock
Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare,

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
4. Capital Stock (continued)
Inc., in the open market. During the six months ended September 30, 2020 and the year ended March 31, 2020, the Funds did not issue any shares under their dividend reinvestment plan.
On April 25, 2019, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund (each, a “Fund” and collectively, the “Funds”) priced private offerings to a qualified institutional buyer, as defined pursuant to Rule 144A under the Securities Act of 1933, of approximately $135 million of Muni-MultiMode Preferred Shares, Series 2049 (MMP). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund issued $30,000,000, $75,000,000 and $30,000,000, respectively, of MMP Shares with a $100,000 liquidation value per share. Each Fund used the net proceeds from each offering to redeem its outstanding Variable Rate MuniFund Term Preferred Shares, Series 2021 (VMTP). The MMP shares were the same amount and value as the respective Fund’s VMTP shares.
The MMP shares are a floating rate form of preferred stock with a mandatory term redemption. The mandatory term redemption date for these three offerings is April 1, 2049. MMP shares have the option at either the request of the purchaser or issuer to be converted to a variable rate demand preferred (“VRDP”) structure. The converted VRDP shares could then be offered for sale to certain institutional investors. The VRDP could continue to remain outstanding for the remainder of the MMP shares’ 30-year term. MMP dividends are set weekly at a spread to the Securities Industry and Financial Markets Association Municipal Swap Index. MMP shares represent the preferred stock of each Fund and are senior, with priority in all respects, to each Fund’s common shares as to payments of dividends. MMP shares are redeemable at par. A Fund may be obligated to redeem certain of the MMP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on MMP shares are set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the MMP shares by Fitch Ratings (“Fitch”).
The weighted average dividend rates for the six months ended September 30, 2020 were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.	$1.22
Delaware Investments® Minnesota Municipal Income Fund II, Inc.	1.22
Delaware Investments® National Municipal Income Fund	1.22
The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.
Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch and Moody’s, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.
For financial reporting purposes, the MMP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the MMP shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the MMP shares are included as a component of interest expense in the statements of operations. The MMP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the MMP shares are generally classified as tax-exempt income for tax-reporting purposes.
Offering costs for MMP shares are recorded as a deferred charge and amortized over the 5-year life of the MMP shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”
5. Geographic, Credit, and Market Risk
The Funds concentrate their investments in securities issued by municipalities. Because each of Colorado Municipal Fund and Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of Colorado Municipal Fund and Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of September 30, 2020, National Municipal Fund has invested 15.45%, 15.26%, 14.89%, 9.01%, and 8.12% (each as a percentage of net assets) in securities issued by the State of California, the Commonwealth of Pennsylvania, the State of New York, the State of Illinois, and the State of New Jersey, respectively. These investments could make National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
Each Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.
In particular, there recently has been speculation that due to a weak economic outlook, high government debt levels, and credit rating downgrades by S&P and Moody’s, Puerto Rican debt obligations may be subject to a greater risk of default. In striving to manage geographic concentration risk for a Fund, DMC carefully monitors the economies of each state, region, and US territory and possession in which the Fund invests or may invest. In general, DMC believes these economies are broad enough to satisfy a Fund’s investment needs. However, there is no way to eliminate this risk when investing with a concentration in certain geographic areas.
From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At September 30, 2020, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”
	Delaware Investments® Colorado Municipal Income Fund, Inc.	Delaware Investments® Minnesota Municipal Income Fund II, Inc.	Delaware Investments® National Municipal Income Fund
Assured Guaranty Corporation	1.65%	—	—
Assured Guaranty Municipal Corporation	7.19%	1.18%	1.78%
Build America Mutual Assurance	1.69%	—	—
Total	10.53%	1.18%	1.78%
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds
5. Geographic, Credit, and Market Risk (continued)
interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”
6. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Fund management
Gregory A. Gizzi
Managing Director, Head of Municipal Bonds, Senior Portfolio Manager
Gregory A. Gizzi is head of municipal bonds for Macquarie Investment Management Fixed Income (MFI) in the Americas, a role he assumed in February 2019. In this role, he is responsible for the overall operation of the strategy and is team lead on several of the tax-exempt strategies. Additionally, Gizzi continues to be responsible for MFI’s taxable municipal business and the marketing efforts for the municipal product. Previously, Gizzi was co-portfolio manager of the firm’s municipal bond funds and several client accounts, a role he held since November 2011. Before joining Macquarie Investment Management in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.
Stephen J. Czepiel
Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager
Stephen J. Czepiel leads the portfolio management of the firm’s municipal bonds strategies for Macquarie Investment Management Fixed Income (MFI), a role he assumed in February 2019. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts, a role he has held since August 2007. He joined Macquarie Investment Management in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.
Jake van Roden
Senior Vice President, Senior Portfolio Manager
Jake van Roden is a member of the municipal bond department within Macquarie Investment Management Fixed Income (MFI). He is a portfolio manager for MFI’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include MFI's closed-end municipal bond funds and the three national municipal open-end funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.
Board consideration of Investment Advisory Agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held August 11-13, 2020
At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Directors/Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed

Other Fund information (Unaudited)
Board consideration of Investment Advisory Agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held August 11-13, 2020 (continued)
the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.
In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.
Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.
Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended January 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.
Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.
Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Delaware Investments® National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.
Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.
Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee of the Fund in comparison to those of its Expense Group.
Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.
Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Directors discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.
Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in the Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Other Fund information (Unaudited)
Proxy results
At the annual meeting on September 18, 2020, the shareholders of the Funds voted to elect a Board of Directors/Trustees. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director/Trustee with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors/Trustees, Ms. Borowiec and Mr. Chow.
The results of the voting at the meeting were as follows:
Delaware Investments® Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Jerome Abernathy	3,601,493	195,152	300	0
Thomas L. Bennett	3,573,907	222,738	300	0
John A. Fry	3,585,214	211,431	300	0
Lucinda S. Landreth	3,533,923	262,722	300	0
Shawn K. Lytle	3,593,830	202,815	300	0
Frances A. Sevilla-Sacasa	3,550,056	246,589	300	0
Thomas K. Whitford	3,598,000	198,645	300	0
Christianna Wood	3,545,230	251,415	300	0
Janet L. Yeomans	3,530,430	266,215	300	0
Ann D. Borowiec			300	0
Joseph W. Chow			300	0
Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Jerome Abernathy	8,420,193	644,808	750	0
Thomas L. Bennett	8,409,291	655,710	750	0
John A. Fry	8,422,981	642,020	750	0
Lucinda S. Landreth	8,420,519	644,482	750	0
Shawn K. Lytle	8,418,662	646,339	750	0
Frances A. Sevilla-Sacasa	8,426,125	638,876	750	0
Thomas K. Whitford	8,422,588	642,413	750	0
Christianna Wood	8,436,878	628,123	750	0
Janet L. Yeomans	8,407,444	657,557	750	0
Ann D. Borowiec			750	0
Joseph W. Chow			750	0

Delaware Investments® National Municipal Income Fund

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Jerome Abernathy	3,900,721	89,261	300	0
Thomas L. Bennett	3,930,770	59,212	300	0
John A. Fry	3,930,183	59,799	300	0
Lucinda S. Landreth	3,890,958	99,024	300	0
Shawn K. Lytle	3,932,075	57,907	300	0
Frances A. Sevilla-Sacasa	3,902,214	87,768	300	0
Thomas K. Whitford	3,932,665	57,317	300	0
Christianna Wood	3,894,032	95,950	300	0
Janet L. Yeomans	3,892,597	97,385	300	0
Ann D. Borowiec			300	0
Joseph W. Chow			300	0

About the organization
This semiannual report is for the information of Delaware Funds® by Macquarie Closed-End Municipal Bond Funds shareholders.
Board of directors/trustees
Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds by Macquarie
Philadelphia, PA
Jerome D. Abernathy
Managing Member
Stonebrook Capital Management, LLC
Jersey City, NJ
Thomas L. Bennett
Chairman of the Board
Delaware Funds by Macquarie
Private Investor
Rosemont, PA
Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY
Joseph W. Chow
Former Executive Vice President
State Street Corporation
Boston, MA
John A. Fry
President
Drexel University
Philadelphia, PA
Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
New York, NY
Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International
Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA
Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.
Golden, CO
Janet L. Yeomans
Former Vice President and Treasurer
3M Company
St. Paul, MN
Affiliated officers
David F. Connor
Senior Vice President,
General Counsel, and Secretary
Delaware Funds by Macquarie
Philadelphia, PA
Daniel V. Geatens
Vice President and Treasurer
Delaware Funds by Macquarie
Philadelphia, PA
Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds by Macquarie
Philadelphia, PA
Investment manager
Delaware Management Company, a series
of Macquarie Investment Management
Business Trust (MIMBT)
Philadelphia, PA
Principal office of the Fund
610 Market Street
Philadelphia, PA 19106-2354
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Registrar and stock transfer agent
Computershare, Inc.
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252
computershare.com/investor
For securities dealers and financial
institutions representatives
800 362-7500
Website
delawarefunds.com/closed-end
Number of recordholders as of
September 30, 2020
Colorado Municipal Fund                  50
Minnesota Municipal Fund II             268
National Municipal Fund                   56
Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/closed-end. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Delaware Funds® by Macquarie privacy practices notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends.
You do not need to take any action because of this notice.
Information we may collect and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
•    Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.
•    Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
•    Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
•    Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
This page is not part of the semiannual report.        i

Delaware Funds® by Macquarie privacy practices notice
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.
Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
This privacy practices notice is being provided on behalf of the following:
Delaware Funds® by Macquarie
Delaware Investments Fund Services Company
Delaware Management Company
Revised February 2020
ii        This page is not part of the semiannual report.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisors: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A. For more information, including press releases, please visit delawarefunds.com/closed-end.
Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959
(Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
The Funds are governed by US laws and regulations.
(1396243)
SA-CEMUNI-1120
iv This page is not part of the semiannual report.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS COLORADO MUNICIPAL INCOME FUND, INC.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2020

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2020